Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Segment Reporting [Abstract]
Unadjusted gross profit	$ 68,284	$ 60,055	$ 57,755
Inventory provisions	(475)	(686)	(1,431)
Other unallocated costs	(3,586)	(998)	(708)
Adjustment of intercompany profit	254	206	77
Gross profit	$ 64,477	$ 58,577	$ 55,693